Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Operating Lease Liabilities [Abstract]
Schedule of operating lease liabilities
	As of June 30, 2020	As of June 30, 2019
Villas*	$1,710,552	$1,691,744
Hotel**	1,383,040	1,572,553
Base Station Tower***	222,542	-
Total operating lease liabilities	$3,316,134	$3,264,297
*	The lease agreement was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. As of June 30, 2020, the Company has paid $635,638 for the first installment.
**	The lease agreement of hotel was entered on December 19, 2018, bears interest at about 3.2265% and will mature on September 30, 2028. As of June 30, 2020, the Company has paid $145,263 for the first year installment and $495,740 for the lease transfer income to the original lessee.
***	The lease agreement was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. As of June 30, 2020, the Company has paid $28,452 for the first installment.